Credit risk	6 Months Ended
Jun. 30, 2024
Disclosure of credit risk exposure [abstract]
Credit risk
Loans and advances at amortised cost by product

Total loans and advances at amortised cost in the credit risk performance section includes loans and advances at amortised cost to banks and loans and advances at amortised cost to customers.

The table below presents a product breakdown by stages of loans and advances at amortised cost and the impairment allowance. Also included are stage allocation of debt securities by gross exposure, impairment allowance and coverage ratio.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For corporate portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.24	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,587	15	3	51	69	601	5,257
Retail credit cards	21,766	2,747	316	262	3,325	1,844	26,935
Retail other	3,017	239	51	107	397	222	3,636
Corporate loans	103,960	8,505	49	243	8,797	1,328	114,085
Total loans and advances at amortised cost	133,330	11,506	419	663	12,588	3,995	149,913
Debt securities at amortised cost	41,261	3,556	—	—	3,556	—	44,817
Total loans and advances at amortised cost including debt securities	174,591	15,062	419	663	16,144	3,995	194,730

Impairment allowance
Retail mortgages	6	—	—	—	—	283	289
Retail credit cards	399	771	140	164	1,075	1,507	2,981
Retail other	6	3	—	—	3	29	38
Corporate loans	168	250	7	8	265	399	832
Total loans and advances at amortised cost	579	1,024	147	172	1,343	2,218	4,140
Debt securities at amortised cost	8	10	—	—	10	—	18
Total loans and advances at amortised cost including debt securities	587	1,034	147	172	1,353	2,218	4,158

Net exposure
Retail mortgages	4,581	15	3	51	69	318	4,968
Retail credit cards	21,367	1,976	176	98	2,250	337	23,954
Retail other	3,011	236	51	107	394	193	3,598
Corporate loans	103,792	8,255	42	235	8,532	929	113,253
Total loans and advances at amortised cost	132,751	10,482	272	491	11,245	1,777	145,773
Debt securities at amortised cost	41,253	3,546	—	—	3,546	—	44,799
Total loans and advances at amortised cost including debt securities	174,004	14,028	272	491	14,791	1,777	190,572

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.1	—	—	—	—	47.1	5.5
Retail credit cards	1.8	28.1	44.3	62.6	32.3	81.7	11.1
Retail other	0.2	1.3	—	—	0.8	13.1	1.0
Corporate loans	0.2	2.9	14.3	3.3	3.0	30.0	0.7
Total loans and advances at amortised cost	0.4	8.9	35.1	25.9	10.7	55.5	2.8
Debt securities at amortised cost	—	0.3	—	—	0.3	—	—
Total loans and advances at amortised cost including debt securities	0.3	6.9	35.1	25.9	8.4	55.5	2.1

1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £193.9bn and an impairment allowance of £149m. This comprises £16m impairment allowance on £192.8bn Stage 1 exposure, £3m on £1.0bn Stage 2 exposure and £130m on £136m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £452m.

		Stage 2
As at 31.12.23	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	7,257	342	14	33	389	716	8,362
Retail credit cards	22,315	2,818	339	293	3,450	1,522	27,287
Retail other	2,734	210	71	88	369	308	3,411
Corporate loans	100,956	8,642	166	159	8,967	1,235	111,158
Total loans and advances at amortised cost	133,262	12,012	590	573	13,175	3,781	150,218
Debt securities at amortised cost	35,321	3,749	—	—	3,749	—	39,070
Total loans and advances at amortised cost including debt securities	168,583	15,761	590	573	16,924	3,781	189,288

Impairment allowance
Retail mortgages	11	23	3	2	28	321	360
Retail credit cards	412	805	145	188	1,138	1,226	2,776
Retail other	8	2	—	—	2	35	45
Corporate loans	179	295	7	7	309	348	836
Total loans and advances at amortised cost	610	1,125	155	197	1,477	1,930	4,017
Debt securities at amortised cost	7	17	—	—	17	—	24
Total loans and advances at amortised cost including debt securities	617	1,142	155	197	1,494	1,930	4,041

Net exposure
Retail mortgages	7,246	319	11	31	361	395	8,002
Retail credit cards	21,903	2,013	194	105	2,312	296	24,511
Retail other	2,726	208	71	88	367	273	3,366
Corporate loans	100,777	8,347	159	152	8,658	887	110,322
Total loans and advances at amortised cost	132,652	10,887	435	376	11,698	1,851	146,201
Debt securities at amortised cost	35,314	3,732	—	—	3,732	—	39,046
Total loans and advances at amortised cost including debt securities	167,966	14,619	435	376	15,430	1,851	185,247

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	6.7	21.4	6.1	7.2	44.8	4.3
Retail credit cards	1.8	28.6	42.8	64.2	33.0	80.6	10.2
Retail other	0.3	1.0	—	—	0.5	11.4	1.3
Corporate loans	0.2	3.4	4.2	4.4	3.4	28.2	0.8
Total loans and advances at amortised cost	0.5	9.4	26.3	34.4	11.2	51.0	2.7
Debt securities at amortised cost	—	0.5	—	—	0.5	—	0.1
Total loans and advances at amortised cost including debt securities	0.4	7.2	26.3	34.4	8.8	51.0	2.1
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £157.7bn and an impairment allowance of £145m. This comprises £14m impairment allowance on £157.3bn Stage 1 exposure, £1m on £243m Stage 2 exposure and £130m on £136m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £473m.
Assets held for sale
During 2023, gross loans and advances and related impairment allowances for the German consumer finance business portfolio were reclassified from loans and advances to customers to assets held for sale in the balance sheet.

Loans and advances to customers classified as assets held for sale
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 30.06.24	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards	1,660	17	1.0	453	41	9.1	93	68	73.1	2,206	126	5.7
Retail other	1,361	18	1.3	259	35	13.5	79	55	69.6	1,699	108	6.4
Total	3,021	35	1.2	712	76	10.7	172	123	71.5	3,905	234	6.0

As at 31.12.23
Retail credit cards	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Total	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.

Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.

The movements are measured over a six-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	7,257	11	389	28	716	321	8,362	360
Transfers from Stage 1 to Stage 2	(136)	—	136	—	—	—	—	—
Transfers from Stage 2 to Stage 1	90	3	(90)	(3)	—	—	—	—
Transfers to Stage 3	(34)	—	(30)	(3)	64	3	—	—
Transfers from Stage 3	18	1	18	1	(36)	(2)	—	—
Business activity in the period	247	—	—	—	—	—	247	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	127	(3)	(7)	7	47	3	167	7
Final repayments	(505)	(1)	(31)	(1)	(53)	(2)	(589)	(4)
Disposals[1]	(2,477)	(5)	(316)	(29)	(129)	(32)	(2,922)	(66)
Write-offs	—	—	—	—	(8)	(8)	(8)	(8)
As at 30 June 2024	4,587	6	69	—	601	283	5,257	289

Retail credit cards
As at 1 January 2024	22,315	412	3,450	1,138	1,522	1,226	27,287	2,776
Transfers from Stage 1 to Stage 2	(1,358)	(49)	1,358	49	—	—	—	—
Transfers from Stage 2 to Stage 1	1,038	285	(1,038)	(285)	—	—	—	—
Transfers to Stage 3	(211)	(9)	(600)	(296)	811	305	—	—
Transfers from Stage 3	5	4	5	3	(10)	(7)	—	—
Business activity in the period	715	16	34	13	1	—	750	29
Refinements to models used for calculation[2]	—	27	—	5	—	11	—	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	22	(263)	309	525	(8)	444	323	706
Final repayments	(61)	(4)	(17)	(7)	—	—	(78)	(11)
Disposals[1]	(699)	(20)	(176)	(70)	(1)	(1)	(876)	(91)
Write-offs	—	—	—	—	(471)	(471)	(471)	(471)
As at 30 June 2024	21,766	399	3,325	1,075	1,844	1,507	26,935	2,981
1The £2.9bn of gross disposals reported within Retail mortgages relate to sale of the performing Italian mortgage portfolio. The £876m of gross disposals reported within Retail credit cards relate to sale of the outstanding US Cards receivables to Blackstone.
2Refinements to models used for calculation reported within Retail credit cards include a £43m movement in the calculated ECL for the US Cards portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 1 January 2024	2,734	8	369	2	308	35	3,411	45
Transfers from Stage 1 to Stage 2	(162)	—	162	—	—	—	—	—
Transfers from Stage 2 to Stage 1	83	—	(83)	—	—	—	—	—
Transfers to Stage 3	(69)	—	(54)	—	123	—	—	—
Transfers from Stage 3	25	—	45	—	(70)	—	—	—
Business activity in the period	717	1	44	—	—	—	761	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	874	(1)	(6)	2	1	4	869	5
Final repayments	(1,185)	(2)	(80)	(1)	(132)	(2)	(1,397)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(8)	(8)	(8)	(8)
As at 30 June 2024	3,017	6	397	3	222	29	3,636	38

Corporate loans
As at 1 January 2024	100,956	179	8,967	309	1,235	348	111,158	836
Transfers from Stage 1 to Stage 2	(2,083)	(11)	2,083	11	—	—	—	—
Transfers from Stage 2 to Stage 1	1,742	49	(1,742)	(49)	—	—	—	—
Transfers to Stage 3	(59)	(1)	(317)	(16)	376	17	—	—
Transfers from Stage 3	94	1	7	1	(101)	(2)	—	—
Business activity in the period	15,771	24	586	15	50	1	16,407	40
Refinements to models used for calculation[1]	—	3	—	18	—	—	—	21
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,039	(55)	229	24	(27)	135	5,241	104
Final repayments	(17,470)	(20)	(1,011)	(47)	(107)	(2)	(18,588)	(69)
Disposals[2]	(30)	(1)	(5)	(1)	—	—	(35)	(2)
Write-offs	—	—	—	—	(98)	(98)	(98)	(98)
As at 30 June 2024	103,960	168	8,797	265	1,328	399	114,085	832
1Refinements to models used for calculation reported within Corporate loans include a £21m movement in the calculated ECL for the IB portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2The £35m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.

Reconciliation of ECL movement to impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	—	1	2	3
Retail credit cards	7	7	753	767
Retail other	(2)	1	2	1
Corporate loans	(10)	(43)	149	96
ECL movement excluding disposals and write-offs[1]	(5)	(34)	906	867
ECL movement on loan commitments and other financial guarantees	15	(23)	(13)	(21)
ECL movement on other financial assets	2	2	—	4
ECL movement on debt securities at amortised cost	1	(7)	—	(6)
Recoveries and reimbursements[2]	(31)	25	(26)	(32)
ECL charge on assets held for sale				44
Total exchange and other adjustments				(25)
Total income statement charge for the period				831
1In H124, gross write-offs amounted to £585m (H123: £404m). Post write-off recoveries amounted to £14m (H123: £7m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £571m (H123: £397m).
2Recoveries and reimbursements include £18m (H123 loss: £7m) for reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts £14m (H123: £7m).

Loan commitments and financial guarantees

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	41	—	—	—	1	—	42	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	—	—	—	—	—	5	—
Limit management and final repayments	(7)	—	—	—	—	—	(7)	—
As at 30 June 2024	39	—	—	—	1	—	40	—

Retail credit cards[1]
As at 1 January 2024	109,634	48	1,767	36	10	1	111,411	85
Net transfers between stages	(920)	21	918	(21)	2	—	—	—
Business activity in the year	7,550	7	48	3	1	—	7,599	10
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,935	(16)	(774)	20	(3)	—	2,158	4
Limit management and final repayments	(5,567)	(5)	(239)	(10)	—	—	(5,806)	(15)
As at 30 June 2024	113,632	55	1,720	28	10	1	115,362	84

Retail other[1]
As at 1 January 2024	3,446	5	116	2	29	—	3,591	7
Net transfers between stages	(4)	—	(2)	—	6	—	—	—
Business activity in the year	442	1	84	—	—	—	526	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	316	(1)	(35)	(2)	1	—	282	(3)
Limit management and final repayments	(540)	—	(7)	—	(16)	—	(563)	—
As at 30 June 2024	3,660	5	156	—	20	—	3,836	5

Corporate loans
As at 1 January 2024	212,414	114	20,035	225	802	42	233,251	381
Net transfers between stages	2,335	35	(2,482)	(37)	147	2	—	—
Business activity in the year	48,333	19	2,364	20	72	—	50,769	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,058	(34)	552	40	(97)	(10)	5,513	(4)
Limit management and final repayments	(46,540)	(12)	(4,533)	(36)	(104)	(5)	(51,177)	(53)
As at 30 June 2024	221,600	122	15,936	212	820	29	238,356	363

1 Loan commitments reported within Retail credit cards and Retail other also include financial assets classified as held for sale.
Management adjustments to models for impairment
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:
Management adjustments to models for impairment allowance presented by product[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments[3]	Management adjustments	Total impairment allowance[4]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.2024	£m	£m	£m	£m	£m	%
Retail mortgages	292	—	(3)	(3)	289	(1.0)
Retail credit cards	3,065	—	—	—	3,065	—
Retail other	42	—	1	1	43	2.3
Corporate loans	1,163	—	32	32	1,195	2.7
Total	4,562	—	30	30	4,592	0.7
Debt securities at amortised cost	27	—	(9)	(9)	18	(50.0)
Total including debt securities at amortised cost	4,589	—	21	21	4,610	0.5

As at 31.12.2023	£m	£m	£m	£m	£m	%
Retail mortgages	363	—	(3)	(3)	360	(0.8)
Retail credit cards	2,852	—	9	9	2,861	0.3
Retail other	62	—	(10)	(10)	52	(19.2)
Corporate loans	1,231	16	(30)	(14)	1,217	(1.2)
Total	4,508	16	(34)	(18)	4,490	(0.4)
Debt securities at amortised cost	24	—	—	—	24	—
Total including debt securities at amortised cost	4,532	16	(34)	(18)	4,514	(0.4)

Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 31.12.2023	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total	4	12	—	16

1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £4.1bn (December 2023: £4.0bn) of modelled ECL, £0.3bn (December 2023: £0.3bn) of individually assessed impairments and £0.2bn (December 2023: £0.2bn) of ECL from non-modelled exposures and debt securities.
3Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £(2)m and financial assets at fair value through other comprehensive income £(2)m within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Economic Uncertainty adjustments

Economic uncertainty adjustments are captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
The previously held customer and client uncertainty provision to provide for expected downside uncertainties on European Corporates has been retired following a resilient credit performance and updated macroeconomic outlook.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.

Other adjustments of £21m (December 2023: £(34)m) includes:
•Corporate loans £32m (December 2023: £(30)m): The movement is driven by an adjustment introduced to align the credit conversion factor on revolving credit facilities within the IB portfolio to Basel 3.1.
•Debt securities £(9)m: This reflects an adjustment applied to Exposure at Default (EAD) within the IB portfolio to remediate an overly conservative modelled amortisation expectation.
Measurement uncertainty

Scenarios used to calculate the Barclays Bank Group’s expected credit losses charge were refreshed in Q224 with the Baseline scenario reflecting the latest consensus macroeconomic forecasts available at the time of the scenario refresh. In the Baseline scenario, the UK economy is gradually recovering and is further stimulated as restrictive monetary policy starts loosening. US GDP growth falls to 1.7% in 2025 but then stabilises at 2.0%. Labour markets remain resilient. The average UK and US unemployment rates peak at 4.4% and 4.1% respectively in 2025 and remain at these levels for the rest of the 5-year projection period. With the significant decline in inflationary pressures, major central banks begin to cut rates in 2024. UK house prices keep falling in 2024 before stabilising and resuming the upward trend from 2025. The housing market in the US remains more resilient, with house prices continuing to grow.

In the Downside 2 scenario, inflationary pressures are assumed to intensify again, mainly driven by strong wage growth. Central banks raise rates further, with the UK bank rate and the US federal funds rate each reaching 8.5% in Q125. Major economies experience a rapid tightening of financial conditions alongside a significant increase in market volatility resulting in a sharp repricing of assets and higher credit losses. Central banks are forced to cut interest rates aggressively. Falling demand reduces UK and US GDP and headline inflation drops significantly. In the Upside 2 scenario, a rise in labour force participation and higher productivity contribute to accelerated economic growth without creating new inflationary pressures. With inflation continuing to fall, central banks lower interest rates, further stimulating aggregate demand, leading to reduced unemployment and healthy GDP growth.

The methodology for estimating scenario probability weights involves simulating a range of future paths for UK and US GDP using historical data with the five scenarios mapped against the distribution of these future paths. The median is centred around the Baseline with scenarios further from the Baseline attracting a lower weighting before the five weights are normalised to total 100%. The increases in the Upside scenario weightings were driven by the improvement in GDP in the Baseline scenario, bringing the Baseline scenario closer to the Upside scenarios. For further details see page 18.
The tables on the following pages show the key macroeconomic variables used in the five scenarios (5-year annual paths) and the probability weights applied to each scenario.

Macroeconomic variables used in the calculation of ECL
As at 30 June 2024	2024	2025	2026	2027	2028
Baseline	%	%	%	%	%
UK GDP[1]	0.7	1.2	1.6	1.7	1.6
UK unemployment[2]	4.3	4.4	4.4	4.4	4.4
UK HPI[3]	(1.2)	1.6	3.0	4.4	3.2
UK bank rate[6]	5.0	4.3	3.8	3.6	3.5
US GDP[1]	2.3	1.7	2.0	2.0	2.0
US unemployment[4]	4.0	4.1	4.1	4.1	4.1
US HPI[5]	3.3	3.0	3.3	3.3	3.3
US federal funds rate[6]	5.3	4.4	4.0	3.8	3.8

Downside 2
UK GDP[1]	0.2	(3.2)	0.5	2.1	1.3
UK unemployment[2]	4.4	6.4	6.9	5.3	4.7
UK HPI[3]	(3.6)	(23.3)	2.8	15.6	7.7
UK bank rate[6]	5.9	4.0	1.0	1.0	1.0
US GDP[1]	1.8	(2.9)	1.2	2.8	1.6
US unemployment[4]	4.2	6.3	6.4	5.3	4.9
US HPI[5]	0.9	(10.7)	2.0	8.0	5.3
US federal funds rate[6]	5.9	4.1	1.5	1.5	1.5

Downside 1
UK GDP[1]	0.4	(1.0)	1.0	1.9	1.5
UK unemployment[2]	4.3	5.4	5.6	4.9	4.6
UK HPI[3]	(2.4)	(11.5)	2.9	9.9	5.5
UK bank rate[6]	5.5	4.1	2.4	2.3	2.3
US GDP[1]	2.0	(0.6)	1.6	2.4	1.8
US unemployment[4]	4.1	5.2	5.3	4.7	4.5
US HPI[5]	2.1	(4.0)	2.7	5.6	4.3
US federal funds rate[6]	5.6	4.3	2.8	2.6	2.6

Upside 2
UK GDP[1]	1.1	3.9	3.2	2.6	2.3
UK unemployment[2]	4.1	3.4	3.4	3.3	3.2
UK HPI[3]	4.9	14.2	6.8	2.7	3.8
UK bank rate[6]	4.9	3.4	2.6	2.6	2.5
US GDP[1]	2.6	3.2	2.9	2.8	2.8
US unemployment[4]	3.7	3.5	3.4	3.4	3.4
US HPI[5]	5.3	3.9	5.0	4.6	4.6
US federal funds rate[6]	5.2	3.7	3.1	2.8	2.8

Upside 1
UK GDP[1]	0.9	2.5	2.4	2.2	2.0
UK unemployment[2]	4.2	3.9	3.9	3.9	3.8
UK HPI[3]	1.8	7.8	4.9	3.6	3.5
UK bank rate[6]	5.0	3.8	3.2	3.1	3.0
US GDP[1]	2.4	2.5	2.4	2.4	2.4
US unemployment[4]	3.8	3.8	3.8	3.8	3.8
US HPI[5]	4.3	3.5	4.2	3.9	3.9
US federal funds rate[6]	5.3	4.1	3.5	3.3	3.3

1.Average Real GDP seasonally adjusted change in year.
2.Average UK unemployment rate 16-year+.
3.Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4.Average US civilian unemployment rate 16-year+.
5.Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6.Average rate.

Macroeconomic variables used in the calculation of ECL
As at 31 December 2023	2023	2024	2025	2026	2027
Baseline	%	%	%	%	%
UK GDP[1]	0.5	0.3	1.2	1.6	1.6
UK unemployment[2]	4.2	4.7	4.7	4.8	5.0
UK HPI[3]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate[6]	4.7	4.9	4.1	3.8	3.5
US GDP[1]	2.4	1.3	1.7	1.9	1.9
US unemployment[4]	3.7	4.3	4.3	4.3	4.3
US HPI[5]	5.4	3.4	3.0	3.3	3.3
US federal funds rate[6]	5.1	5.0	3.9	3.8	3.8

Downside 2
UK GDP[1]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[2]	4.2	5.2	7.9	6.3	5.5
UK HPI[3]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate[6]	4.7	6.6	1.3	1.0	1.0
US GDP[1]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[4]	3.7	5.2	7.2	5.9	5.2
US HPI[5]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate[6]	5.1	6.3	1.8	1.5	1.5

Downside 1
UK GDP[1]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[2]	4.2	4.9	6.3	5.6	5.2
UK HPI[3]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate[6]	4.7	5.8	2.7	2.5	2.3
US GDP[1]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[4]	3.7	4.7	5.8	5.1	4.8
US HPI[5]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate[6]	5.1	5.7	2.9	2.8	2.8

Upside 2
UK GDP[1]	0.5	2.4	3.7	2.9	2.4
UK unemployment[2]	4.2	3.9	3.5	3.6	3.6
UK HPI[3]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate[6]	4.7	4.3	2.7	2.5	2.5
US GDP[1]	2.4	2.8	3.1	2.8	2.8
US unemployment[4]	3.7	3.5	3.6	3.6	3.6
US HPI[5]	5.4	6.1	4.3	4.5	4.6
US federal funds rate[6]	5.1	4.3	2.9	2.8	2.8

Upside 1
UK GDP[1]	0.5	1.4	2.5	2.3	2.0
UK unemployment[2]	4.2	4.3	4.1	4.2	4.3
UK HPI[3]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate[6]	4.7	4.6	3.4	3.3	3.0
US GDP[1]	2.4	2.0	2.4	2.4	2.4
US unemployment[4]	3.7	3.9	3.9	4.0	4.0
US HPI[5]	5.4	4.7	3.7	3.9	3.9
US federal funds rate[6]	5.1	4.7	3.5	3.3	3.3

1.Average Real GDP seasonally adjusted change in year.
2.Average UK unemployment rate 16-year+.
3.Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4.Average US civilian unemployment rate 16-year+.
5.Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6.Average rate.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30 June 2024
Scenario probability weighting	16.5	26.1	32.6	16.2	8.6
As at 31 December 2023
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2024%		%	%	%	%
UK GDP[2]	15.1	11.5	1.4	(0.7)	(3.7)
UK unemployment[3]	3.1	3.8	4.4	6.2	8.0
UK HPI[4]	36.5	23.4	2.2	(14.6)	(28.2)
UK bank rate[3]	2.5	3.0	4.0	6.5	8.5
US GDP[2]	14.8	12.3	2.0	(0.2)	(3.3)
US unemployment[3]	3.4	3.8	4.1	5.7	7.3
US HPI[4]	25.7	21.5	3.2	(2.0)	(10.6)
US federal funds rate[3]	2.8	3.3	4.3	6.6	8.5

As at 31 December 2023
UK GDP[2]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[3]	3.5	3.9	4.7	6.5	8.3
UK HPI[4]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate[3]	2.5	3.0	4.2	6.8	8.5
US GDP[2]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[3]	3.4	3.5	4.2	5.9	7.5
US HPI[4]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate[3]	2.8	3.3	4.3	6.8	8.5
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q124 (2023: Q123).
2Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2024%		%	%	%	%
UK GDP[2]	2.6	2.0	1.4	0.8	0.2
UK unemployment[3]	3.5	3.9	4.4	5.0	5.5
UK HPI[4]	6.4	4.3	2.2	0.6	(1.1)
UK bank rate[3]	3.2	3.6	4.0	3.3	2.6
US GDP[2]	2.9	2.4	2.0	1.5	0.9
US unemployment[3]	3.5	3.8	4.1	4.7	5.4
US HPI[4]	4.7	4.0	3.2	2.1	0.9
US federal funds rate[3]	3.5	3.9	4.3	3.6	2.9

As at 31 December 2023
UK GDP[2]	2.4	1.7	1.1	0.6	0.1
UK unemployment[3]	3.7	4.2	4.7	5.2	5.8
UK HPI[4]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate[3]	3.3	3.8	4.2	3.6	2.9
US GDP[2]	2.8	2.3	1.8	1.4	0.9
US unemployment[3]	3.6	3.9	4.2	4.8	5.4
US HPI[4]	5.0	4.3	3.7	2.4	1.2
US federal funds rate[3]	3.6	4.0	4.3	3.9	3.2
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2023 (2023: 2022).
35-year average. Period based on 20 quarters from Q124 (2023: Q123).
45-year quarter end CAGR, starting Q423 (2023: Q422).

Management VaR (95%) by asset class

	Half year ended 30.06.24			Half year ended 31.12.23			Half year ended 30.06.23
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	22	27	19	32	40	22	48	57	38
Interest rate risk	16	25	9	15	24	10	16	25	9
Equity risk	6	9	4	5	9	3	6	10	3
Basis risk	6	8	4	10	13	8	15	24	11
Spread risk	5	7	4	7	10	6	10	14	7
Foreign exchange risk	4	9	2	4	9	1	3	6	1
Commodity risk	—	1	—	—	1	—	—	1	—
Inflation risk	4	5	2	4	6	2	9	11	6
Diversification effect[1]	(34)	n/a	n/a	(38)	n/a	n/a	(62)	n/a	n/a
Total management VaR	29	36	20	39	55	24	45	60	35
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.